Thornburg Intermediate Municipal Fund

Semi-Annual Report
March 31, 2003


Thornburg Intermediate Municipal Fund
All data as of 3/31/03


   Fund facts:       Thornburg Intermediate Municipal Fund
                                  A Shares   C Shares   I Shares

Annualized Distribution Rate        3.78%     3.37%      4.18%

SEC Yield                           2.75%     2.39%      3.20%

Taxable Equivalent Yield
(using SEC Yield)                   4.48%     3.89%      5.21%

NAV                                $13.54    $13.55     $13.52

Maximum Offering Price             $13.82    $13.55     $13.52

    Total returns:    (Annual Average - After Subtracting Maximum Sales Charge)

One Year                            6.28%     8.07%      8.90%

Five Years                          4.18%     4.19%      4.92%

Ten Years                           5.22%     n/a         n/a

Since Inception                     6.01%     5.01%      5.66%

Inception Date                  (7/22/1991) (9/1/1994) (7/5/1996)



Taxable equivalent yields assume a 38.6% marginal Federal tax rate.

The investment return and principal value of an investment in the Fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

Maximum sales charge of the Fund's Class A Shares is 2.00%.

The data quoted represent past performance and may not be construed as a guarantee of future results.

The SEC Yield is computed in accordance with SEC standards measuring the net investment income per share over a specified 30-day period expressed as a percentage of the maximum offering price of the Fund's shares at the end of the period.

The distribution rate is calculated by taking the sum of the month's total distribution factor and dividing this sum by a 30-day period and annualizing to a 360-day year. The value is then divided by the ending NAV to arrive at the annualized distribution yield. The yield is calculated on a periodic basis and is subject to change depending on the Fund's NAV and current distributions.


Letter to shareholders

Thornburg Intermediate Municipal Fund

April 21, 2003

Dear Fellow Shareholder:

I am pleased to present the Semi-Annual Report for the Thornburg Intermediate Municipal Fund. The net asset value of the A shares decreased by 13 cents to $13.54 during the six month period ending March 31, 2003. If you were with us for the entire period, you received dividends of 26.3 cents per share. If you reinvested dividends, you received 26.5 cents per share. Investors who owned C shares received dividends of 23.7 and 23.9 cents per share, respectively.

I am pleased to present the Semi-Annual Report for the Thornburg Intermediate Municipal Fund. The net asset value of the I shares decreased by 13 cents to $13.52 during the six month period ending March 31, 2003. If you were with us for the entire period, you received dividends of 28.9 cents per share. If you reinvested dividends, you received 29.2 cents per share.

Interest rates on intermediate-term municipal bonds have risen somewhat over the last six months. For example, the interest rate on a ten-year AAA-rated municipal bond rose from 3.40% to 3.75% from the end of September to the end of March. Since rising interest rates cause bond prices to fall, a ten-year bond that was worth 100% of par value at the end of September would be worth 97.22% of par at the end of March (a 2.78% loss).

The price of the Fund has depreciated 0.95% over the last six months, but has appreciated 4.2% over the last year. This is consistent with our goal of having somewhat lower price volatility than comparable maturity bonds like the one mentioned above. Meanwhile, the Fund has paid a monthly dividend while short-term interest rates have plummeted. As of mid-April, the average taxable money market fund is yielding 0.73%. If you are an investor in the 36% Federal tax bracket, that leaves you with only 0.47% after taxes! To see how your Fund has performed relative to the money market fund averages, turn to the back of this report.

While current economic conditions in the U.S. and abroad are very weak, we continue to expect economic growth to rebound somewhat in the second half of the year. Low interest rates, increased Federal government spending and further tax cuts are all pushing us in that direction. More recently, we are hopeful that general optimism associated with the U.S.-led coalition's military successes will result in lower oil prices, higher consumer confidence, and increased investment by U.S. corporations. If growth does rebound in the second half of 2003, we can expect rising interest rates and lower bond prices. We are preparing for this possibility by shortening the Fund's duration somewhat and sticking to the laddering discipline.

Your Thornburg Intermediate Municipal Fund is a laddered portfolio of over 350 municipal obligations from 41 states. Today, your Fund's weighted average maturity is 8.4 years. We always keep it below 10 years. We "ladder" the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature during each of the coming years. Laddering intermediate bonds accomplishes two goals. First, the diverse bond maturities contained in a ladder defuse interest-rate risk and dampen the Fund's price volatility. Second, laddering gives the Fund a steady cash flow stream from maturing bonds to reinvest toward the top of the ladder where yields are typically higher. The chart at left describes the percentages of your Fund's bond portfolio maturing in each of the coming years:

            % of portfolio             Cumulative %
            maturing within         maturing by end of

                2 years =  12%        year 2 =       12%
           2 to 4 years =   9%        year 4 =       21%
           4 to 6 years =   8%        year 6 =       29%
           6 to 8 years =  11%        year 8 =       40%
          8 to 10 years =  13%       year 10 =       53%
         10 to 12 years =  18%       year 12 =       71%
         12 to 14 years =  15%       year 14 =       86%
         14 to 16 years =   5%       year 16 =       91%
         16 to 18 years =   7%       year 18 =       98%
         18 to 20 years =   1%       year 20 =       99%

Percentages can and do vary. Data as of 3/31/03

While most municipal bonds continue to be well insulated from the widespread erosion of credit quality that has hit corporate bonds, there are areas of weakness. Slowing economic growth has negatively impacted tax revenue for many issuers. The National Conference of State Legislatures estimates that state budget deficits total at least $68 billion for the 2004 fiscal year. The impact is more pronounced in states that are heavily dependent upon corporate and individual income taxes. The Fund has consequently been more concentrated in local issuers, which tend to receive more of their funding from property taxes. The Fund also has significant positions in essential service revenue bonds that we believe will be minimally affected by continued economic weakness. The Fund continues to maintain high credit quality. Currently 89% of the bonds are rated A or better by one of the major rating agencies, and 51% are rated AAA.

The Fund has sacrificed some yield to maintain high credit quality. In particular, we have avoided three types of municipal bonds that have been available at relatively high yields: bonds backed by airlines (as opposed to airports), tobacco settlement funds, and start-up toll roads. These bonds have been quite popular in the marketplace since many of them obtained investment-grade ratings while offering high yields. We believe that a high yield does not compensate the investor for loss of principal. Since we were convinced that the market and rating agencies were underestimating the risks associated with these bonds, we did not hold any of them in the Fund. As a consequence, the Fund has performed well, unhampered by the poor performance of those types of bonds.

Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity municipal bonds has allowed your Fund to perform well in varying interest rate environments. Thank you for investing in Thornburg Intermediate Municipal Fund.



Sincerely,

George Strickland
Portfolio Manager

Statement of assets and liabilities

Thornburg Intermediate Municipal Fund

March 31, 2003
(Unaudited)

ASSETS
Investments at value (cost $435,078,769) ......................   $ 463,712,945
Cash ..........................................................         179,175
Receivable for investments sold ...............................       2,308,546
Receivable for fund shares sold ...............................       1,692,335
Interest receivable ...........................................       6,303,867
Prepaid expenses and other assets .............................          38,642

                  Total Assets ................................     474,235,510

LIABILITIES
Payable for fund shares redeemed ..............................         106,932
Accounts payable and accrued expenses .........................         304,339
Payable to investment advisors (Note 3) .......................         244,892
Dividends payable .............................................         560,121

                  Total Liabilities ...........................       1,216,284

NET ASSETS ....................................................   $ 473,019,226

NET ASSETS CONSIST OF:
         Net unrealized appreciation on investments ...........   $  28,634,176
         Accumulated net realized (loss) ......................     (13,456,263)
         Net capital paid in on shares of beneficial interest .     457,841,313

                                                                 $ 473,019,226
NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share
         ($402,037,629 applicable to 29,701,885 shares of beneficial
         interest outstanding - Note 4) .......................   $       13.54

Maximum sales charge, 2.00% of offering price .................            0.28

Maximum Offering Price Per Share ..............................   $       13.82

Class C Shares:
Net asset value and offering price per share *
         ($52,709,947 applicable to 3,889,236 shares of beneficial
         interest outstanding - Note 4) .......................   $       13.55

Class I Shares:
Net asset value, offering and redemption price per share
         ($18,271,650 applicable to 1,351,921 shares of beneficial
         interest outstanding - Note 4) .......................   $       13.52

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. See notes to financial statements.

Statement of operations

Thornburg Intermediate Municipal Fund

Six Months Ended March 31, 2003
(Unaudited)

INVESTMENT INCOME:
Interest income (net of premium amortized of $929,477) .......   $ 11,470,970


EXPENSES:
Investment advisory fees (Note 3) ............................      1,166,544
Administration fees (Note 3)
         Class A Shares ......................................        250,316
         Class C Shares ......................................         30,525
         Class I Shares ......................................          4,318
Distribution and service fees (Note 3)
         Class A Shares ......................................        490,619
         Class C Shares ......................................        244,953
Transfer agent fees
         Class A Shares ......................................         97,588
         Class C Shares ......................................         16,719
         Class I Shares ......................................          9,181
Registration and filing fees
         Class A Shares ......................................          6,796
         Class C Shares ......................................          4,750
         Class I Shares ......................................          5,375
Custodian fees (Note 3) ......................................        102,519
Professional fees ............................................         13,326
Accounting fees ..............................................         18,940
Trustee fees .................................................          4,492
Other expenses ...............................................         39,869

                  Total Expenses .............................      2,506,830
Less:
         Expenses reimbursed by investment advisor (Note 3) ..        (16,385)
         Management fees waived by investment advisor (Note 3)        (10,214)
         Distribution and service fees waived (Note 3) .......        (98,434)
         Fees paid indirectly (Note 3) .......................         (1,954)

                  Net Expenses ...............................      2,379,843

                  Net Investment Income ......................      9,091,127

REALIZED AND UNREALIZED GAIN (LOSS) on investments (Note 6)
Net realized loss on investments .............................     (5,249,963)
Increase in unrealized appreciation of investments ...........        592,106

                  Net Realized and Unrealized
                  Loss on Investments ........................     (4,657,857)

                  Net Increase in Net Assets Resulting
                  From Operations ............................   $  4,433,270

See notes to financial statements ............................

Statements of changes in net assets

Thornburg Intermediate Municipal Fund

                                                                       Six Months Ended       Year Ended
                                                                        March 31, 2003   September 30, 2002

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income ................................................   $   9,091,127    $  17,948,811
Net realized gain (loss) on investments sold .........................      (5,249,963)         404,094
Increase in unrealized appreciation of investments ...................         592,106       13,589,207

                  Net Increase in Net Assets Resulting from Operations       4,433,270       31,942,112

DIVIDENDS TO SHAREHOLDERS:
From net investment income
         Class A Shares ..............................................      (7,858,799)     (15,604,559)
         Class C Shares ..............................................        (859,489)      (1,580,424)
         Class I Shares ..............................................        (372,839)        (763,828)

FUND SHARE TRANSACTIONS (Note 4):
         Class A Shares ..............................................      (8,062,253)      63,181,761
         Class C Shares ..............................................       5,969,667        5,751,936
         Class I Shares ..............................................         134,525          517,290

                  Net Increase (Decrease) in Net Assets ..............      (6,615,918)      83,444,288

NET ASSETS:
         Beginning of period .........................................     479,635,144      396,190,856

         End of period ...............................................   $ 473,019,226    $ 479,635,144


See notes to financial statements.
Notes to financial statements

Thornburg Intermediate Municipal Fund

March 31, 2003

NOTE 1 - ORGANIZATION
Thornburg Intermediate Municipal Fund (the "Fund") is a diversified series of Thornburg Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing nine series of shares of beneficial interest in addition to those of the Fund:
Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg Core Growth Fund, and Thornburg Investment Income Builder Fund. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. The Fund's investment objective is to obtain as high a level of current income exempt from Federal income taxes as is consistent with the preservation of capital.

The Fund currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administration fees, and certain registration and transfer agent expenses.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Fund are as follows:
Valuation of Investments: In determining net asset value, the Fund utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 pm EST or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore no provision for Federal income tax is required.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed at least annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current share activity of the respective class). Expenses common to all Funds are allocated among the Funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Pursuant to an Investment Advisory Agreement, Thornburg Management Company, Inc. (the "Advisor") serves as the investment advisor and performs services for which the fees are payable at the end of each month. For the six months ended March 31, 2003, these fees were payable at annual rates ranging from .50 of 1% to .275 of 1% of the average daily net assets of the Fund. For the six months ended March 31, 2003, the Advisor waived investment advisory fees of $8,766 for Class A shares, $1,070 for Class C shares, and $378 for Class I shares. The Fund also has an Administrative Services Agreement with the Advisor, whereby the Advisor will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to .125 of 1% of the average daily net assets attributable to each class of shares. For the six months ended March 31, 2003, the Advisor voluntarily reimbursed certain class specific expenses and administrative fees of $16,385 for Class I shares.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Fund shares. For the six months ended March 31, 2003, the Distributor has advised the Fund that it earned net commissions aggregating $559 from the sale of Class A shares and collected contingent deferred sales charges aggregating $1,596 from redemptions of Class C shares of the Fund.

Pursuant to a Service Plan, under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Advisor an amount not to exceed .25 of 1% per annum of the average daily net assets attributable to each class of shares of the Fund for payments made by the Advisor to securities dealers and other financial institutions to obtain various shareholder related services. The Advisor may pay out of its own resources additional expenses for distribution of the Fund's shares.

The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund's Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution Plans for the six months ended March 31, 2003, are set forth in the statement of operations. Distribution fees in the amount of $98,434 were waived for Class C shares.

The Fund has an agreement with the custodian bank to indirectly pay a portion of the custodians' fees through credits earned by the Fund's cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statement of operations. For the six months ended March 31, 2003 fees paid indirectly were $1,954.

Certain officers and trustees of the Trust are also officers and/or directors of the Advisor and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

NOTE 4 - SHARES OF BENEFICIAL INTEREST
At March 31, 2003, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                           Six months ended                    Year Ended
                                            March 31, 2003                September 30, 2002

                                         Shares         Amount             Shares        Amount
Class A Shares
Shares sold ....................       3,250,911    $  43,674,054        9,552,738    $ 126,489,062
Shares issued to shareholders in
  reinvestment of dividends ....         328,567        4,419,969          685,346        9,083,944
Shares repurchased .............      (4,171,458)     (56,156,276)      (5,466,398)     (72,391,245)

Net Increase (Decrease) ........        (591,980)   $  (8,062,253)       4,771,686    $  63,181,761

Class C Shares
Shares sold ....................         707,861    $   9,512,159        1,233,340    $  16,354,222
Shares issued to shareholders in
  reinvestment of dividends ....          48,625          655,108           95,055        1,261,742
Shares repurchased .............        (312,099)      (4,197,600)        (891,701)     (11,864,028)

Net Increase ...................         444,387    $   5,969,667          436,694    $   5,751,936

Class I Shares
Shares sold ....................         334,480    $   4,488,603          597,867    $   7,883,195
Shares issued to shareholders in
  reinvestment of dividends ....          18,257          245,228           38,405          508,597
Shares repurchased .............        (343,548)      (4,599,306)        (594,962)      (7,874,502)

Net Increase ...................           9,189    $    134,525            41,310    $     517,290

NOTE 5 - SECURITIES TRANSACTIONS
For the six months ended March 31, 2003, the Fund had purchase and sale transactions (excluding short-term securities) of $24,185,349 and $36,991,289, respectively.

NOTE 6 - INCOME TAXES
At March 31, 2003, information on the tax components of capital is as follows:

Cost of investments for tax purpose         $        435,078,769

Gross tax unrealized appreciation           $         30,017,247
Gross tax unrealized depreciation                     (1,383,071)
Net tax unrealized appreciation
         on investments                     $         28,634,176


At March 31, 2003, the Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:
                  Capital loss carryovers expiring in:
                  2003     $          833,000
                  2004              2,202,000
                  2005                200,000
                  2006                 28,000
                  2007                  6,000
                  2008              2,563,000
                  2009              2,374,000
                           $        8,206,000

Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carry forwards are used, capital gain distributions may be reduced to the extent provided by regulations.

Dividends paid by the Fund for the six months ended March 31, 2003 represent exempt interest dividends, which are excludable by shareholders from gross income for Federal income tax purposes. Financial highlights

Thornburg Intermediate Municipal Fund

                                                  Six Months Ended                  Year Ended September 30,
                                                     March 31,
                                                       2003        2002          2001         2000           1999           1998
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........   $   13.67  $      13.28  $      12.78  $       13.00       $  13.76  $      13.46

Income from investment operations:
    Net investment income .....................        0.26          0.56          0.62           0.63           0.62          0.63
    Net realized and unrealized
      gain (loss) on investments ..............       (0.13)         0.39          0.50          (0.22)         (0.76)         0.30

Total from investment operations ..............        0.13          0.95          1.12           0.41          (0.14)         0.93
Less dividends from:
    Net investment income .....................       (0.26)        (0.56)        (0.62)         (0.63)         (0.62)        (0.63)
Change in net asset value .....................       (0.13)         0.39          0.50          (0.22)         (0.76)         0.30

Net asset value, end of period ................   $   13.54  $      13.67  $      13.28  $       12.78       $  13.00  $      13.76

Total return (a) ..............................        1.00%         7.39%        8.94%          3.23%         (1.09)%        7.08%

Ratios/Supplemental Data Ratios to average net assets:
    Net investment income ......................       3.92% (b)     4.23%        4.73%          4.89%          4.59%         4.65%
    Expenses, after expense reductions .........       0.99% (b)     0.92%        0.82%          0.89%          0.99%         1.00%
    Expenses, after expense reductions
      and net of custody credits ...............       0.99% (b)      --           --             --             --            --
    Expenses, before expense reductions ........       1.00% (b)     1.00%        1.02%          1.02%          1.02%         1.04%

Portfolio turnover rate ........................       5.37%        16.36%       18.24%         21.97%         23.17%        16.29%

Net assets at end of period (000) .............$    402,038  $     414,150    $ 338,931   $   322,942     $    363,908  $   368,108


(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b)  Annualized.

Financial highlights ... Continued

Thornburg Intermediate Municipal Fund

                                                 Six Months Ended                        Year Ended September 30,
                                                     March 31,
                                                       2003         2002          2001         2000         1999          1998
Class C Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period ......... $       13.69  $     13.30  $       12.79  $     13.02  $     13.77  $       13.48

Income from investment operations:
    Net investment income ....................          0.24         0.51           0.57         0.57         0.56           0.58
    Net realized and unrealized
      gain (loss) on investments .............         (0.14)        0.39           0.51        (0.23)       (0.75)
                                                                                                                             0.29

Total from investment operations .............          0.10         0.90           1.08         0.34        (0.19)
                                                                                                                             0.87
Less dividends from:
    Net investment income ....................         (0.24)       (0.51)         (0.57)       (0.57)       (0.56)         (0.58)

Change in net asset value ....................         (0.14)        0.39           0.51        (0.23)       (0.75)          0.29

Net asset value, end of period ............... $       13.55  $     13.69  $       13.30  $     12.79    $   13.02  $       13.77

Total return (a) .............................          0.73%        6.97%          8.59%        2.70%       (1.48)%         6.57%

Ratios/Supplemental Data Ratios to average net assets:
    Net investment income .....................         3.52% (b)    3.84%          4.33%        4.44%        4.19%          4.23%
    Expenses, after expense reductions ........         1.39% (b)    1.30%          1.21%        1.34%        1.40%          1.40%
    Expenses, after expense reductions
      and net of custody credits ..............         1.39% (b)     --             --            --          --             --
    Expenses, before expense reductions .......         1.79% (b)    1.80%          1.83%        1.83%        1.85%          1.93%

Portfolio turnover rate .......................         5.37%       16.36%         18.24%       21.97%       23.17%         16.29%

Net assets at end of period (000) ............$       52,710   $    47,155  $      40,002  $   33,353   $   32,477    $     20,852


(a)  Not annualized for periods less than one year.
(b)  Annualized.

Financial highlights ... Continued

Thornburg Intermediate Municipal Fund

                                                Six Months Ended                      Year Ended September 30,
                                                   March 31,
                                                      2003          2002         2001        2000          1999           1998
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........  $     13.65    $   13.26  $      12.76   $    12.98    $    13.74    $     13.44

Income from investment operations:
    Net investment income .....................        0.29          0.61          0.65         0.65          0.66           0.67
    Net realized and unrealized
      gain (loss) on investments ..............       (0.13)         0.39          0.50        (0.22)        (0.76)          0.30

Total from investment operations ..............        0.16          1.00          1.15         0.43         (0.10)          0.97
Less dividends from:
    Net investment income .....................       (0.29)        (0.61)        (0.65)       (0.65)        (0.66)         (0.67)

Change in net asset value .....................       (0.13)         0.39          0.50        (0.22)        (0.76)          0.30

Net asset value, end of period ................  $    13.52    $    13.65  $      13.26  $     12.76    $    12.98   $      13.74

Total return (a) ..............................      1.20%          7.75%          9.23%       3.45%        (0.79)%          7.41%

Ratios/Supplemental Data Ratios to average net assets:
    Net investment income .....................      4.32% (b)      4.57%          4.99%       5.10%         4.89%           4.95%
    Expenses, after expense reductions ........      0.60% (b)      0.58%          0.55%       0.68%         0.69%           0.69%
    Expenses, after expense reductions
      and net of custody credits ..............      0.60% (b)       --             --          --             --             --
    Expenses, before expense reductions .......      0.79% (b)      0.79%          0.79%       0.80%         0.79%           0.79%

Portfolio turnover rate .......................      5.37%         16.36%         18.24%      21.97%        23.17%          16.29%

Net assets at end of period (000) ............$     18,272  $      18,330  $      17,258  $   17,563  $     18,772   $     20,461

(a)  Not annualized for periods less than one year.
(b)  Annualized.

Index Comparisons

Schedule of Investments

Thornburg Intermediate Municipal Fund
CUSIPS: CLASS A - 885-215-202, CLASS C - 885-215-780, CLASS I - 885-215-673
NASDAQ SYMBOLS:  CLASS A - THIMX, CLASS C - THMCX, CLASS I - THMIX
Alabama                   (1.20%)
500,000                   Alabama Docks Revenue, 6.00% due 10/1/2008 (Insured: MBIA)                Aaa/AAA             $584,925
55,000                    Birmingham South Medical Clinic, 6.30% due 11/1/2003 (ETM)*               NR/AAA              55,187
2,580,000                 Huntsville Alabama Health Care Series A, 4.65% due 6/1/2024 put           Aaa/AAA             2,715,192
                          6/1/2005 (Insured: MBIA)
505,000                   Huntsville Alabama Series A, 6.25% due 2/1/2006                           Aa2/AA              552,566
1,600,000                 Lauderdale County & Florence Health Group Series A, 5.75% due 7/1/2013    Aaa/AAA             1,777,936
                          (Insured: MBIA)
Alaska                    (0.40%)
1,000,000                 Anchorage School Refunding, 5.25% due 10/1/2008 (Insured: FGIC)           Aaa/AAA             1,086,530
500,000                   Anchorage School Refunding, 6.00% due 10/1/2012 (Insured: FGIC)           Aaa/AAA             594,280
Arizona                   (1.90%)
4,580,000                 Maricopa County Industrial Development, 4.80% due 12/1/2031 put           NR/BBB              4,714,377
                          12/1/2004 (Waste Management Inc. Project)
2,715,000                 Pima County Industrial Development Authority Series C, 6.70% due          Baa3/NR             2,731,697
                          7/1/2021 (Arizona Charter Schools Project)
400,000                   Tucson General Obligation Series D, 9.75% due 7/1/2012 (ETM)*             Aa2/AA              590,128
500,000                   Tucson General Obligation Series D, 9.75% due 7/1/2013 (ETM)*             Aa2/AA              753,960
Arkansas                  (0.60%)
1,135,000                 Jefferson County Hospital Revenue Refunding & Improvement, 5.75% due      NR/A                1,247,093
                          6/1/2012 (Regional Medical Center Project)
1,200,000                 Jefferson County Hospital Revenue Refunding & Improvement, 5.75% due      NR/A                1,307,904
                          6/1/2013 (Regional Medical Center Project)
California                (6.70%)
3,000,000                 California Department Water Resources Power Series A, 5.75% due           A3/BBB+             3,315,900
                          5/1/2017
675,000                   California HFA Revenue Series 1985-B, 9.875% due 2/1/2017                 Aa2/AA-             685,246
1,935,000                 California Infrastructure & Economic, 5.65% due 12/1/2014 (American       NR/A                2,107,679
                          Center For Wine Food Arts Project; Insured: ACA)
1,100,000                 California State Department Water Resources, 1.15% due 5/1/2022 put       VMIG1/A1+           1,100,000
                          4/1/2003 (daily demand notes)
500,000                   California Statewide Community  Development Authority Revenue             VMIG1/A-1           500,000
                          Certificates Participation, 1.15% due 7/1/2015 (Sutter Health
                          Obligation Group; Insured: AMBAC))
4,500,000                 California Statewide Community Development Authority Certificate of       Aaa/AAA             5,166,225
                          Participation, 5.50% due 10/1/2007 (Unihealth America Project; Insured:
                          AMBAC) (ETM)*
1,000,000                 Camino Hospital District Revenue Series A, 6.25% due 8/15/2017 (ETM)*     Aaa/AAA             1,173,630
1,740,000                 Escondido Joint Powers Financing Authority Lease Revenue, 0% due          Aaa/AAA             1,500,576
                          9/1/2007 (Center for the Arts Project; Insured: AMBAC)
2,140,000                 Golden West Schools Financing Authority Capital Appreciation, 0% due      Aaa/AAA             938,775
                          8/1/2018 (Insured: MBIA)
1,900,000                 Irvine Ranch Water District Certificates, 1.15% due 8/1/2016 put          VMIG1/NR            1,900,000
                          4/1/2003 (daily demand notes)
500,000                   Irwindale Community Redevelopment Agency, 6.60% due 8/1/2018              Baa3/NR             568,330
                          pre-refunded 8/1/2005
700,000                   Metropolitan Water District Southern California Waterworks Revenue,       VMIG1/A1+           700,000
                          1.10% due 7/1/2035 put 4/1/2003 (daily demand notes)
3,400,000                 Metropolitan Water District Southern California Waterworks Revenue        VMIG1/A1+           3,400,000
                          Series C-1, 1.05% due 7/1/2036 put 4/1/2003 (daily demand notes)
2,280,000                 Orange County Refunding Recovery, 6.50% due 6/1/2005 (Insured: MBIA)      Aaa/AAA             2,526,058
1,500,000                 Sacramento Municipal Utility District Electric Revenue, 9.07% due         Aaa/AAA             1,640,400
                          11/15/2006 (Insured: FSA)
500,000                   San Diego County Water Authority Revenue & Refunding Series 1993-A,       Aaa/AAA             628,180
                          10.022% due 4/25/2007 (Insured: FGIC)
145,000                   San Marcos Certificate of Participation Series C, 0% due 8/15/2005        NR/AAA              139,784
                          (ETM)*
740,000                   San Marcos Certificate of Participation Series D, 0% due 9/2/2005         NR/AAA              712,798
                          (ETM)*
700,000                   Sulphur Springs School District General Obligation Series B, 5.60% due    NR/A                728,070
                          3/1/2004
800,000                   Sulphur Springs School District General Obligation Series B, 5.70% due    NR/A                863,760
                          3/1/2005
450,000                   Sunline Transit Agency Certificate of Participation Series A, 5.625%      A2/NR               463,955
                          due 7/1/2004
215,000                   Sunline Transit Agency Certificate of Participation Series A, 5.75% due   A2/NR               221,508
                          7/1/2005
Colorado                  (4.60%)
1,265,000                 Adams County CO. Communication Center Series A, 5.75% due 12/1/2016       Baa1/NR             1,329,996
100,000                   Arvada Co. Industrial Development Revenue, 5.25% due 12/1/2007 (Wanco     NR/NR               106,098
                          Inc. Project; LOC: U.S. Bank, N.A.)
450,000                   Arvada Co. Industrial Development Revenue, 5.60% due 12/1/2012 (Wanco     NR/NR               461,043
                          Inc. Project; LOC: U.S. Bank, N.A.)
1,000,000                 Central Platte Valley Metropolitan District Co., 5.15% due 12/1/2013      NR/AAA              1,144,760
                          pre-refunded 12/1/2009
2,000,000                 Central Platte Valley Metropolitan District Co. Refunding Series A,       NR/A-1              2,144,460
                          5.00% due 12/1/2031 put 12/1/2009 (LOC: US Bank)
500,000                   Colorado Educational & Cultural Facilities Refunding, 6.00% due           Baa2/NR             509,210
                          4/1/2021 (Charter School Cherry Creek Project)
170,000                   Colorado Housing Finance Authority Single Family Program Subordinated     A1/A+               172,399
                          Series C, 5.75% due 10/1/2007
1,545,000                 Colorado Student Obligation Bond Student Loan Senior Subordinated         A2/NR               1,632,848
                          Series B, 6.20% due 12/1/2008
2,070,000                 Denver Colorado City & County Certificate Participating Series B, 5.00%   Aa2/AA              2,281,036
                          due 12/1/2009
2,465,000                 Denver Colorado City & County Certificate Participating Series B, 5.00%   Aa2/AA              2,687,639
                          due 12/1/2011
1,000,000                 Denver Colorado Health & Hospital Authority Series A, 6.25% due           Baa2/BBB+           1,071,780
                          12/1/2016
500,000                   El Paso County Colorado School District Number 11, 7.10% due 12/1/2013    Aa3/AA-             644,270
2,395,000                 Interstate South Metropolitan District Refunding, 6.00% due 12/1/2020     NR/AA-              2,484,166
                          (LOC: BNP Paribas)
2,830,000                 Larimer County General Obligation, 8.45% due 12/15/2005 (Poudre School    Aa3/NR              3,333,655
                          District Project)
1,005,000                 Northwest Parkway Public Highway Authority Capital Appreciation Senior    Aaa/AAA             751,690
                          Convertible C, 0% due 6/15/2014 (Insured: FSA)
350,000                   Superior Metropolitan District Number 1 Water Refunding & Improvement     NR/A                366,814
                          Series B, 5.45% due 12/1/2020 put 12/1/2004 @ 100 (LOC: Allied Irish)
85,000                    Thornton County Single Family Mortgage Revenue Series 1992-A, 8.05% due   A3/NR               86,569
                          8/1/2009
Connecticut               (0.10%)
675,000                   Bristol Resource Recovery Facility Operating Committee - Solid Waste      A2/NR               671,551
                          Revenue Refunding Series 1995, 6.125% due 7/1/2003 (Ogden Martin at
                          Bristol Project)
Delaware                  (0.30%)
1,500,000                 Delaware State Health Facilities Authority Revenue Series A, 5.25% due    NR/AA               1,583,070
                          5/1/2016 (Nanticoke Memorial Hospital Project; Insured: Radian)
District of Columbia      (1.30%)
3,000,000                 District Columbia Refunding Series B, 6.00% due 6/1/2015 (Insured:        Aaa/AAA             3,576,540
                          MBIA)
1,500,000                 District Columbia Tax Increment Capital Appreciation, 0% due 7/1/2019     Aaa/AAA             646,200
                          (Mandarin Oriental Project; Insured: FSA)
600,000                   District of Columbia Hospital Revenue, 5.375% due 8/15/2015 (ETM)*        Aaa/AAA             673,008
918,000                   District of Columbia Pre-refunded Series A, 5.75% due 6/1/2003 (ETM)*     Aaa/NR              925,115
250,000                   District of Columbia Revenue, 0% due 2/15/2004 (Assoc. of American        NR/AA-              246,250
                          Medical Colleges Project)
82,000                    District of Columbia Un-refunded Balance Refunding A, 5.75% due           Baa1/BBB+           82,567
                          6/1/2003
Florida                   (4.80%)
1,000,000                 Broward County Resource Recovery Revenue, 5.00% due 12/1/2007             A3/AA-              1,082,370
700,000                   Capital Projects Finance Authority Florida, 1.15% due 6/1/2012 put        VMIG1/NR            700,000
                          4/1/2003 (LOC: Bank of Scotland) (daily demand notes)
60,000                    Duval County HFA Single Family Housing Revenue Series 94, 6.10% due       Aaa/NR              63,909
                          4/1/2006 (GNMA Collateralized)
60,000                    Duval County HFA Single Family Housing Revenue Series 94, 6.10% due       Aaa/NR              63,859
                          10/1/2006 (GNMA Collateralized)
1,700,000                 Duval County Multi Family Housing Revenue Refunding, 5.90% due 9/1/2016   NR/A+               1,780,240
                          (St. Augustine Apartments Project)
1,675,000                 Enterprise Community Development District Assessment Bonds, 6.00% due     Aaa/AAA             1,776,354
                          5/1/2010 (Insured: MBIA)
3,000,000                 Escambia County Health Facility Revenue, 5.95% due 7/1/2020 (Florida      Aaa/NR              3,289,920
                          Health Care Facility Loan Project; Insured: AMBAC)
155,000                   Florida Board of Education Capital Outlay, 9.125% due 6/1/2014 (ETM)*     Aaa/AAA             216,585
905,000                   Florida Board of Education Capital Outlay, 9.125% due 6/1/2014            Aa2/AA+             1,265,298
1,460,000                 Florida Board of Education Capital Outlay Refunding Public Education      Aa2/AA+             1,631,930
                          Series D, 5.75% due 6/1/2018
700,000                   Orange County Florida School Board Certificates Participation Series B,   VMIG1/AAA           700,000
                          1.15% due 8/1/2027 put 4/1/2003 (Insured: MBIA) (daily demand notes)
3,300,000                 Orange County School District Series B, 1.15% due 8/1/2025 put 4/1/2003   Aaa/NR              3,300,000
                          (Insured: AMBAC) (daily demand notes)
500,000                   Orlando & Orange County Expressway Revenue, 8.25% due 7/1/2014            Aaa/AAA             697,335
                          (Insured: FGIC)
150,000                   Osceola County Health Facilities Revenue Series 1994, 5.75% due           Aaa/AAA             157,395
                          5/1/2004 (Evangelical Lutheran Good Samaritan Project; Insured: AMBAC)
1,000,000                 Palm Beach County Solid Waste Revenue Refunding Series A, 6.00% due       Aaa/AAA             1,178,460
                          10/1/2010 (Insured: AMBAC)
1,200,000                 Pasco County Housing Finance Authority MFHR, 5.50% due 6/1/2027 put       NR/AA               1,277,892
                          6/1/2008 (Cypress Trail Apartments Project; Guaranty: Axa Reinsurance)
650,000                   Pensacola Apartment Revenue Series A, 6.25% due 10/1/2004 (Insured:       Aaa/AAA             694,421
                          MBIA)
1,105,000                 Tampa Revenue, 5.50% due 11/15/2013 (Insured: MBIA)                       Aaa/AAA             1,260,606
1,000,000                 Turtle Run Community Development District Refunding Water Management      Aaa/AAA             1,092,050
                          Benefit Special Assessment, 5.00% due 5/1/2011 (Insured: MBIA)
Georgia                   (0.20%)
800,000                   Atlanta Water & Wastewater Revenue Series C, 1.15% due 11/1/2041          VMIG1/A1+           800,000
235,000                   Georgia Municipal Electric Authority Power Revenue Unrefunded Series Y,   A2/NR               323,882
                          10.00% due 1/1/2010
Hawaii                    (0.70%)
2,000,000                 Hawaii Department Budget & Finance, 6.40% due 7/1/2013 (Insured: MBIA)    Aaa/AAA             2,428,420
970,000                   Hawaii Housing Finance Development Corp. Series B, 5.85% due 7/1/2017     Aaa/AAA             1,004,018
                          (Collateralized: FNMA)
Idaho                     (0.20%)
985,000                   Boise City Industrial Development Corp., 5.40% due 12/15/2009 (Western    A1/NR               1,004,405
                          Trailer Co. Project; LOC: First Security)
Illinois                  (13.40%)
1,930,000                 Bedford Park Tax Increment Revenue Refunding Series 1993, 8.00% due       NR/BBB-             2,141,200
                          12/1/2010 pre-refunded 12/1/2004
300,000                   Central Lake County Joint Action Water Agency Series 1991, 0% due         Aaa/AAA             289,869
                          5/1/2005 (Insured: MBIA)
800,000                   Champaign County Community Unit Series C, 0% due 1/1/2011 pre-refunded    Aaa/AAA             595,272
                          1/1/2010 @ 94.672 (Insured: FGIC)
3,000,000                 Chicago Housing Authority Capital, 5.00% due 7/1/2008                     Aa3/AA              3,281,670
500,000                   Chicago Illinois Transit Authority Capital Grant Series A, 4.00% due      Aaa/AAA             512,415
                          6/1/2006 (Insured: AMBAC)
600,000                   Chicago Park District Harbor, 5.75% due 1/1/2011                          A2/A                674,442
2,285,000                 Chicago Tax Increment Allocation Lincoln Belmont A, 5.30% due 1/1/2014    NR/A                2,393,492
                          (Insured: ACA)
500,000                   Cook County Capital Improvement, 5.50% due 11/15/2008 (Insured: FGIC)     Aaa/AAA             566,150
2,250,000                 Cook County Illinois Community School District 97 Series B, 9.00% due     Aaa/NR              3,235,950
                          12/1/2013 (Insured: FGIC)
5,000,000                 Cook County Illinois School District Class A, 0% due 12/1/2022            NR/NR               1,818,350
655,000                   Du Page County School District Capital Appreciation, 0% due 2/1/2010      Aaa/NR              507,867
                          (Insured: FGIC)
1,385,000                 Hoffman Estates Illinois Tax Increment Revenue, 0% due 5/15/2004          A3/NR               1,330,306
100,000                   Illinois Development Finance Authority Pollution, 6.375% due 1/1/2028     A2/A                100,708
2,860,000                 Illinois Development Finance Authority Revenue, 6.00% due 11/15/2012      Aaa/AAA             3,244,498
                          (Insured: MBIA)
500,000                   Illinois Development Financing Authority, 7.125% due 3/15/2007            NR/A-1              507,320
                          (Children's Home & Aid Society Project; LOC: Bank One)
2,400,000                 Illinois Development Financing Authority Debt Restructuring Revenue       NR/A                2,658,864
                          Series 1994, 7.25% due 11/15/2009 (East St. Louis Project)
3,800,000                 Illinois Educational Facilities Authority Revenues Adjusted Medium        A2/A                3,903,436
                          Term, 4.75% due 11/1/2036 put 11/1/2016 @ 100 (Field Museum Project)
230,000                   Illinois Educational Facilities Authority Revenues Loyola University A,   Aaa/AAA             271,241
                          6.00% due 7/1/2011 (Insured: MBIA) (ETM)*
230,000                   Illinois Educational Facilities Authority Revenues Loyola University A,   Aaa/AAA             272,691
                          6.00% due 7/1/2012 (Insured: MBIA) (ETM)*
1,500,000                 Illinois Educational Facilities Authority Revenues Midwestern             NR/A                1,556,085
                          University B, 5.50% due 5/15/2018 (Insured: ACA)
2,000,000                 Illinois Educational Facilities Authority Revenues Series B, 4.40% due    Aa1/AA              2,073,180
                          7/1/2025 put 7/1/2004 (University of Chicago Project)
1,540,000                 Illinois Educational Facilities Authority Revenues Unrefunded Balance     Aaa/AAA             1,678,538
                          Loyola A, 5.00% due 7/1/2006 (Insured: MBIA)
770,000                   Illinois Educational Facilities Authority Revenues Unrefunded Balance     Aaa/AAA             902,640
                          Loyola A, 6.00% due 7/1/2011 (ETM)*
770,000                   Illinois Educational Facilities Authority Revenues Unrefunded Balance     Aaa/AAA             893,855
                          Loyola A, 6.00% due 7/1/2012 (ETM)*
321,000                   Illinois Health Facilities Authority Revenue, 7.60% due 8/15/2010         Aaa/AAA             330,534
                          (Insured: FSA)
1,900,000                 Illinois Health Facilities Authority Revenue, 5.75% due 8/15/2013         Aaa/AAA             2,113,332
                          (Children's Memorial Hospital Series A Project; Insured: AMBAC)
990,000                   Illinois Health Facilities Authority Revenue, 5.70% due 2/20/2021         Aaa/NR              1,050,776
                          (Midwest Care Center Project; GNMA Collateralized)
1,250,000                 Illinois Health Facilities Authority Revenue Healthcare Systems, 6.25%    A2/A                1,338,137
                          due 11/15/2019 (OSF Healthcare)
42,000                    Illinois Health Facilities Authority Revenue Series A, 7.60% due          Aaa/AAA             42,930
                          8/15/2010 (Insured: FSA)
870,000                   Illinois Health Facilities Authority Revenue Series A, 6.10% due          Aa2/AA+             930,004
                          8/15/2014 (Northwestern Memorial Hospital Project)
680,000                   Jackson and Williamson Countys, Illinois, 7.50% due 12/1/2009 (Insured:   Aaa/AAA             858,541
                          AMBAC)
1,000,000                 Lake County Community Consolidated School District 73, 9.00% due          Aaa/NR              1,187,530
                          1/1/2006 (Insured: FSA)
5,550,000                 Lake County Community High School Capital Appreciation Series B, 0% due   Aaa/NR              3,703,792
                          12/1/2012 (Insured: FGIC)
755,000                   Marion Refunding, 5.00% due 9/15/2012 (Insured: FGIC)                     Aaa/AAA             835,060
710,000                   McHenry County School District Woodstock General Obligation, 6.80% due    Aaa/AAA             803,493
                          1/1/2006 (Insured: FSA)
1,015,000                 Melrose Park Tax Increment Series B, 6.50% due 12/15/2015 (Insured:       Aaa/AAA             1,234,342
                          FSA)
800,000                   Sangamon County Property Tax Lease Receipts, 7.45% due 11/15/2006         Aa3/NR              916,456
2,400,000                 Sangamon County School District Series A, 5.875% due 8/15/2018 (Hay       NR/A                2,507,952
                          Edwards Project)
1,170,000                 Sherman Revenue Refunding Mortgage, 6.10% due 10/1/2014 (GNMA             Aaa/AAA             1,310,330
                          Collateralized)
1,600,000                 Sherman Revenue Refunding Mortgage, 6.20% due 10/1/2019 (GNMA             Aaa/AAA             1,783,856
                          Collateralized)
1,425,000                 Southern Illinois University Revenues, 0% due 4/1/2014 (Insured: MBIA)    Aaa/AAA             872,485
500,000                   Southwestern Illinois Development Authority Revenue, 5.375% due           Baa2/BBB+           501,740
                          8/15/2015
1,590,000                 University Illinois Revenue Capital Appreciation, 0% due 4/1/2014         Aaa/AAA             974,543
                          (Insured: MBIA)
1,000,000                 Will & Kendall Counties Community Series B, 5.125% due 1/1/2014           Aaa/AAA             1,085,440
                          (Insured: FSA)
3,000,000                 Will County Community School 365-U Capital Appreciation, 0% due           Aaa/AAA             2,122,530
                          11/1/2011 (Insured: FSA)
Indiana                   (6.40%)
895,000                   Allen County Economic Development, 5.80% due 12/30/2012 (Indiana          NR/NR               964,246
                          Institute of Technology Project)
1,355,000                 Allen County Economic Development, 5.75% due 12/30/2015 (Indiana          NR/NR               1,477,099
                          Institute of Technology Project)
1,000,000                 Allen County War Memorial Series A, 5.25% due 11/1/2013 (Insured:         Aaa/NR              1,105,980
                          AMBAC)
1,000,000                 Boone County Hospital Association, 5.625% due 1/15/2015 (Insured: FGIC)   Aaa/AAA             1,124,880
125,000                   Carmel Economic Development Revenue Refunding FHA Loan, 5.875% due        Aa2/NR              128,084
                          9/1/2005 (Insured: FHA)
1,515,000                 Dyer Redevelopment Authority Economic, 6.40% due 7/15/2015                NR/BBB+             1,675,802
1,910,000                 Dyer Redevelopment Authority Economic, 6.50% due 7/15/2016                NR/BBB+             2,112,708
350,000                   East Chicago Elementary School Building First Mortgage Series A, 6.25%    NR/A                401,457
                          due 7/5/2008
1,000,000                 Gary Building Corp. - Lake County First Mortgage Series 1994-B, 8.25%     NR/NR               1,059,850
                          due 7/1/2010 (Sears Building Project)
1,020,000                 Goshen Chandler School Building Capital Appreciation Refunding, 0% due    Aaa/AAA             745,712
                          1/15/2011 (Insured: MBIA)
2,600,000                 Hamilton Southeastern Indiana, 6.25% due 7/15/2006 (North Delaware        Aaa/AAA             2,959,216
                          School Building Project; Insured: AMBAC)
1,000,000                 Huntington Economic Development Revenue, 6.40% due 5/1/2015 (United       NR/NR               1,054,220
                          Methodist Memorial Project)
1,500,000                 Indiana Bond Bank Special Program Hendrick's Redevelopment Series B,      NR/A+               1,514,580
                          6.20% due 2/1/2023 (LOC: Canadian Imperial Bank)
575,000                   Indiana Health Facility Hospital Revenue, 5.75% due 9/1/2015 (ETM)*       NR/AA-              588,328
800,000                   Indiana Health Facility Hospital Revenue, 5.40% due 2/15/2016 (Clarian    Aaa/AAA             865,512
                          Health Obligation Group Project; Insured: MBIA)
910,000                   Indiana Public School Building Corp. First Mortgage, 6.00% due 7/5/2007   NR/AA               1,038,292
                          (Insured: State Aid Witholding)
1,065,000                 Indiana State Educational Facilities Authority Revenue, 5.65% due         NR/A-               1,128,336
                          10/1/2015 (University Indianapolis Project)
1,025,000                 Indiana State Educational Facilities Authority Revenue, 5.70% due         NR/A-               1,081,867
                          10/1/2016 (University Indianapolis Project)
500,000                   Indianapolis Economic Development Revenue, 5.50% due 6/1/2014             Aa3/NR              541,665
740,000                   Indianapolis Local Public Improvement Bond Bank, 0% due 7/1/2009 (ETM)*   Aa2/AA-             603,655
2,000,000                 Michigan City Indiana Area Wide Capital Appreciation, 0% due 7/15/2015    Aaa/AAA             1,134,120
                          (Insured: FGIC)
500,000                   Portage Township Indiana Multi School Bldg., 5.50% due 7/15/2015          Aaa/AAA             562,640
                          (Insured: FGIC)
2,500,000                 Rockport Pollution Control Revenue Series A, 4.90% due 6/1/2025 put       Baa2/BBB            2,551,350
                          6/1/2007 (Indiana Michigan Power Co. Project)
1,200,000                 Wawasee Community School Corp. First Mortgage, 5.50% due 7/15/2012        NR/AA-              1,349,232
1,685,000                 West Clark School Building Corp. First Mortgage, 5.75% due 7/15/2017      Aaa/AAA             1,897,596
                          (Insured: FGIC and State Aid Withholding)
Iowa                      (2.40%)
185,000                   Council Bluffs General Obligation Series B, 5.35% due 6/1/2004            NR/NR               185,516
3,350,000                 Iowa Department General Services Certificate of Participation Series      Aaa/AAA             3,431,807
                          1992, 6.50% due 7/1/2006 (Insured: AMBAC) (ETM)*
1,000,000                 Iowa Finance Authority Health Care Facilities, 6.00% due 7/1/2013         A1/NR               1,100,930
                          (Genesis Medical Center Project)
1,000,000                 Iowa Finance Authority Hospital Facility Revenue, 6.00% due 7/1/2012      Aaa/AAA             1,162,540
                          (Trinity Regional Hospital Project; Insured: FSA)
1,000,000                 Iowa Finance Authority Hospital Facility Revenue, 6.75% due 2/15/2016     A1/NR               1,124,520
500,000                   Iowa Finance Authority Mortgage Revenue Series A, 5.90% due 5/20/2020     Aaa/NR              544,535
                          (Abbey Healthcare Project; GNMA Collateralized)
2,000,000                 Iowa Finance Authority Revenue, 6.00% due 12/1/2018 (Catholic Health      Aa2/AA              2,181,040
                          Initiatives Project)
1,250,000                 Iowa Finance Authority Revenue Refunding Trinity Health Series B, 5.75%   Aa3/AA-             1,372,813
                          due 12/1/2015
Kansas                    (1.00%)
4,200,000                 Wichita Hospital Revenue Refunding Improvement Series XI, 6.75% due       NR/A+               4,687,788
                          11/15/2019 (Christi Health System Project)
Kentucky                  (1.30%)
4,000,000                 Kentucky Economic Development Finance Authority Series C, 0% due          Aaa/AAA             3,956,560
                          10/1/2015 (Norton Healthcare Project; Insured: MBIA)
1,120,000                 Paintsville First Mortgage Revenue Refunding Series 1991, 8.65% due       NR/NR               1,143,498
                          9/1/2005 (Paul B. Hall Medical Center Project)
835,000                   Wilmore Housing Facilities Revenue, 5.55% due 7/1/2013 (LOC: Allied       NR/NR               883,371
                          Irish Bank)
Louisiana                 (1.30%)
4,909                     East Baton Rouge Mortgage Financing Authority Purchase Revenue, 8.25%     Aaa/AAA             5,075
                          due 2/25/2011 (GNMA Collateralized)
1,595,000                 Jefferson Sales Tax District Revenue Series B, 5.50% due 12/1/2008        Aaa/AAA             1,832,671
                          (Insured: AMBAC)
390,000                   Louisiana Local Government Environment Series A, 4.10% due 9/1/2007       Baa1/NR             388,588
                          (Housing Bellemont Apts. Project)
320,000                   Louisiana Public Facilities Authority MFHR, 5.95% due 6/15/2019 put       NR/AA               322,502
                          6/15/2005 (Carlyle Apts. Project; Insured: AXA)
1,709,550                 Louisiana Public Facilities Authority Revenue Refinancing, 8.00% due      NR/NR               369,690
                          10/1/2009 (Schwegman Westside Expressway Project A) (a)
3,000,000                 Morehouse Parish Pollution Revenue Refunding Series A, 5.25% due          Baa2/BBB            3,077,220
                          11/15/2013 (International Paper Co. Project)
Maryland                  (0.20%)
935,000                   Ann Arundel County Multi Family Housing Revenue, 7.45% due 12/1/2024      NR/BBB-             950,727
                          put 12/1/2003 (Twin Coves Apartment Project; HUD Section 8)
Massachusetts             (1.30%)
1,280,000                 Massachusetts Development Finance Agency Refunding, 6.25% due 1/1/2015    NR/NR               1,187,366
                          (Odd Fellows Home Project)
2,510,000                 Massachusetts Housing Finance Authority Insured Rental Housing Series     Aaa/AAA             2,649,832
                          1994-A, 6.20% due 1/1/2006 (Insured: AMBAC)
1,905,000                 Massachusetts Industrial Financing Agency Revenue Series A, 6.125% due    Aaa/AAA             1,990,268
                          12/1/2011 (Insured: MBIA)
Michigan                  (1.00%)
350,000                   Auburn Hills Economic Limited Obligation Revenue Refunding and            NR/NR               350,014
                          Improvement, 6.15% due 12/1/2005 (Foamade Industries Project; LOC:
                          Comerica Bank)
650,000                   Kalamazoo Hospital Finance Authority Revenue Series 1994-A, 6.25% due     Aaa/AAA             793,780
                          6/1/2014 (Borgess Medical Center Project) (ETM)*
1,000,000                 Kent Hospital Finance Authority Michigan Hospital, 7.25% due 1/15/2013    Aaa/AAA             1,227,630
                          (Insured: MBIA)
500,000                   Michigan Housing Redevelopment Authority Ltd. Obligation, 6.50% due       Aaa/AAA             513,155
                          9/15/2007 (Greenwood Villa Project; Insured: FSA)
1,530,000                 Southfield Economic Development Corp. Refunding Revenue N.W. 12 Limited   NR/NR               1,535,156
                          Partnership, 7.25% due 12/1/2010
Mississippi               (0.50%)
1,500,000                 Mississippi Higher Educational Authority Series C, 7.50% due 9/1/2009     A2/NR               1,547,580
825,000                   Mississippi Hospital Equipment Revenue, 6.40% due 1/1/2007 (Rush          Baa3/AAA            856,804
                          Foundation Project; Guaranteed: Connie Lee)
Missouri                  (0.90%)
2,025,000                 Missouri Development Finance Board Healthcare Series A, 5.40% due         A2/NR               2,082,591
                          11/1/2018 (Lutheran Home Aged Project; LOC: Commerce Bank)
2,000,000                 Missouri Environment Improvement Energy Refunding, 3.90% due 1/2/2012     A2/A-2              2,047,260
                          put 9/1/2004 (Kansas City Power & Light Project)
Nebraska                  (0.20%)
845,000                   Madison County Hospital Authority Number, 5.50% due 7/1/2014 (Faith       NR/AA               922,740
                          Regional Health Services Project; Insured: Radian)
Nevada                    (2.10%)
1,000,000                 Clark County Passenger Facility Las Vegas McCarran International          Aaa/AAA             1,011,270
                          Airport Series A, 5.80% due 7/1/2003 (Insured: AMBAC)
640,000                   Clark County Pollution Control Revenue Series B, 6.60% due 6/1/2019       Aaa/AAA             664,704
                          (Nevada Power Company Project; Insured: FGIC)
1,275,000                 Las Vegas Special Improvement District Refunding Senior Local             Aaa/AAA             1,371,964
                          Improvement Series A, 5.375% due 6/1/2013 (Insured: FSA)
2,600,000                 Washoe County Capital Appreciation Reno Sparks Series B, 0% due           Aaa/AAA             1,860,950
                          7/1/2011 (Insured: FSA)
2,250,000                 Washoe County NV Hospital Facility Revenue Series 1993 A, 6.00% due       A2/A+               2,299,477
                          6/1/2015 (Washoe Medical Center Project)
2,350,000                 Washoe County School District Refunding Series B, 5.00% due 6/1/2010      Aaa/AAA             2,608,077
                          (Insured: FGIC)
New Hampshire             (1.20%)
4,990,000                 Manchester New Hampshire Housing and Redevelopment Authority Capital      NR/AA               2,498,393
                          Appreciation Series B, 0% due 1/1/2016 (Insured: Radian)
3,000,000                 New Hampshire Pollution Refunding Central Maine Power Co., 5.375% due     A3/BBB+             3,197,310
                          5/1/2014
New Jersey                (0.10%)
285,000                   New Jersey EDA Refunding Revenue, 7.50% due 12/1/2019 (Spectrum for       A3/A                286,377
                          Living Development Project; LOC: PNC Bank)
65,000                    New Jersey State Transit Corp. Capital Grant Anticipation Notes Series    Aaa/AAA             65,189
                          A, 5.125% due 2/1/2004 (Insured: AMBAC)
New Mexico                (0.80%)
100,000                   Farmington Pollution Control Revenue, 1.15% due 5/1/2024 put 4/1/2003     P1/A1+              100,000
                          (LOC: Bank of America) (daily demand notes)
2,000,000                 New Mexico Hospital Equipment Loan Series A, 5.75% due 8/1/2016           A1/A+               2,172,720
                          (Presbyterian Healthcare Project)
590,000                   Sandia Pueblo General Obligation, 5.40% due 12/1/2003 (LOC: Wells         NR/AA-              593,741
                          Fargo)
600,000                   Sandia Pueblo General Obligation, 5.60% due 12/1/2005 (LOC: Wells         NR/AA-              603,420
                          Fargo)
New York                  (3.70%)
1,080,000                 Metro Transportation Authority New York Service Control Series B, 5.25%   A3/AA-              1,189,879
                          due 7/1/2006
1,000,000                 Nassau Health Care Corp., 6.00% due 8/1/2011 (Insured: FSA)               Aaa/AAA             1,156,600
300,000                   New York City General Obligation, 1.15% due 8/1/2020 put 4/1/2003         VMIG1/A1+           300,000
                          (daily demand notes)
1,935,000                 New York City General Obligation Series E, 6.00% due 8/1/2008 (Insured:   Aaa/AAA             2,196,805
                          FGIC)
1,175,000                 New York City Industrial Development Agency Series A, 5.00% due           NR/A                1,256,745
                          6/1/2010 (Lycee Francais De New York Project; Insured: ACA)
2,000,000                 New York City Municipal Water Finance Authority, 1.15% due 6/15/2024      VMIG1/A1+           2,000,000
                          put 4/1/2003 (daily demand notes)
875,000                   New York City Trust Cultural Resources, 5.75% due 7/1/2015 (Museum of     NR/A                957,381
                          American Folk Art Project; Insured: ACA)
500,000                   New York Dormitory Authority Revenue Series B, 6.25% due 5/15/2014        Aaa/AAA             538,725
                          pre-refunded 5/15/2004
220,000                   New York Housing Finance Service Series A, 6.375% due 9/15/2015           A3/AAA              258,562
                          pre-refunded 9/15/2007 @ 100
1,300,000                 New York Series B, 1.20% due 10/1/2021 put 4/1/2003 (daily demand         VMIG1/A1+           1,300,000
                          notes)
3,100,000                 New York State Dormitory Authority Revenues, 4.00% due 12/15/2005         NR/AA               3,296,075
2,800,000                 Port Authority New York and New Jersey Special Obligation, 1.20% due      VMIG1/A1+           2,800,000
                          5/1/2019 put 4/1/2003 (daily demand notes)
North Carolina            (0.40%)
650,000                   Craven County Industrial Facilities Pollution Control Financing           Baa2/NR             661,511
                          Authority Solid Waste Revenue, 7.875% due 6/1/2005 (Weyerhaeuser Co.
                          Project)
1,200,000                 North Carolina Eastern Municipal Power Refunding Series A, 5.70% due      Aaa/AAA             1,348,296
                          1/1/2013 (Insured: MBIA)
North Dakota              (0.10%)
365,000                   Grand Forks Health Care System Revenue Bonds Series 1997, 6.25% due       Aaa/AAA             413,417
                          8/15/2006 (Altra Health Systems Obligated Group Project; Insured: MBIA)
Ohio                      (1.90%)
250,000                   Bowling Green State University General Receipts Series 1991, 6.70% due    A2/A                252,195
                          6/1/2007
1,000,000                 Butler County Transportation Improvement, 6.00% due 4/1/2010 (Insured:    Aaa/AAA             1,157,380
                          FSA)
1,650,000                 Cleveland Cuyahoga County Development Bond Fund A, 6.25% due 5/15/2016    NR/NR               1,703,559
                          (LOC: Fifth/Third Bank)
1,100,000                 Franklin County Health Care Revenue Series 1995-A, 6.00% due 11/1/2010    Aa2/NR              1,175,075
                          (Heinzerling Foundation Project; LOC: BancOne)
500,000                   Franklin County Hospital, 5.80% due 12/1/2005 (Doctors Project) (ETM)*    A3/NR               523,875
45,000                    Hamiliton County Hospital Facilities Refunding Revenue Series 1992,       Aa1/NR              45,211
                          6.80% due 1/1/2008 (Episcopal Retirement Homes, Inc. Project; LOC:
                          Fifth/Third Bank)
500,000                   Middleburg Heights Ohio Refunding, 6.75% due 8/15/2005 (Southwest         Aaa/AAA             560,315
                          General Health Center Project; Insured: FSA)
740,000                   North Ridgeville Economic Development, 0% due 2/1/2015                    NR/A                285,914
2,000,000                 Ohio Pollution Control Revenue Refunding, 5.625% due 3/1/2015 (General    A3/BBB              2,133,340
                          Motors Corp. Project)
760,000                   Reynoldsburg Health Care Facilities Revenue Bonds Series 1997, 5.70%      Aaa/NR              828,020
                          due 10/20/2012 (GNMA Collateralized)
Oklahoma                  (2.40%)
340,000                   Grady County Oklahoma Industrial Authority Correctional Facilities,       Aaa/AAA             351,488
                          5.00% due 11/1/2004 (Insured: MBIA)
1,020,000                 Oklahoma City Municipal Improvement Authority, 0% due 7/1/2008            Aaa/AAA             871,478
                          (Insured: AMBAC)
500,000                   Oklahoma City Municipal Water Sewer Capital Appreciation Series C, 0%     Aaa/AAA             466,430
                          due 7/1/2006 (Insured: AMBAC)
215,000                   Oklahoma City Municipal Water Sewer Series C, 0% due 7/1/2007 (Insured:   Aaa/AAA             192,322
                          AMBAC)
1,125,000                 Oklahoma City Municipal Water Sewer Series C, 0% due 7/1/2011 (Insured:   Aaa/AAA             809,786
                          AMBAC)
1,485,000                 Oklahoma City Municipal Water Sewer Series C, 0% due 7/1/2013 (Insured:   Aaa/AAA             957,261
                          AMBAC)
825,000                   Oklahoma Development Finance Authority Hospital Association Pooled        Aaa/AAA             905,050
                          Hospital A, 5.40% due 6/1/2013 (Insured: AMBAC)
750,000                   Oklahoma Industrial Authority Revenue Refunding, 6.00% due 8/15/2010      Aaa/AAA             864,922
                          (Integris Baptist Project; Insured: AMBAC)
2,800,000                 Tulsa County Oklahoma Independent School District Combined Purpose,       Aa3/A+              3,051,748
                          4.50% due 8/1/2007
1,485,000                 Tulsa Industrial Development Authority Hospital Revenue, 6.10% due        Aa3/AA              1,664,700
                          2/15/2009 pre-refunded 2/15/2006 @ 100 (St. John's Medical Center
                          Project)
500,000                   Tulsa Public Facilities Authority Solid Waste Revenue, 5.65% due          Aaa/AAA             557,945
                          11/1/2006 (Ogden Martin Project; Insured: AMBAC)
500,000                   Woodward Municipal Hospital Authority Revenue Series 1994, 8.25% due      NR/NR               518,935
                          11/1/2009
Oregon                    (0.80%)
1,025,000                 Albany Hospital Facility Authority Gross Revenue & Refunding Series       NR/NR               1,058,815
                          1994, 7.00% due 10/1/2005 (Mennonite Home Project)
430,000                   Clackamas County Hospital Facility Refunding Odd Fellows Home Series A,   NR/NR               421,705
                          5.70% due 9/15/2013
800,000                   Forest Grove Campus Improvement & Refunding Pacific University, 6.00%     NR/AA               890,320
                          due 5/1/2015 (Insured: Radian)
1,070,000                 Oregon Economic Development Department Revenue Series CLII, 7.70% due     Aa2/NR              1,161,143
                          12/1/2014 (Smokecraft Project; LOC: Seafirst Bank)
Pennsylvania              (2.50%)
380,000                   Admiral Peary Area Vocational School, 5.25% due 2/1/2005                  NR/A                381,186
2,000,000                 Allegheny County Hospital Development, 6.50% due 5/1/2014 (South Hills    A3/NR               2,068,700
                          Health Systems A Project)
500,000                   Allegheny County Hospital Development, 7.00% due 8/1/2015 (ETM)*          NR/AAA              638,245
1,400,000                 Allegheny County Hospital Development Health Series B, 6.50% due          A3/NR               1,540,266
                          5/1/2012 (South Hills Health Systems Project)
1,900,000                 Carbon County Industrial Development Authority Refunding, 6.65% due       NR/BBB-             1,979,287
                          5/1/2010 (Panther Creek Partners Project)
795,000                   Lancaster County Capital Appreciation Series B, 0% due 5/1/2014           Aaa/NR              479,202
                          (Insured: FGIC)
795,000                   Lancaster County Capital Appreciation Series B, 0% due 11/1/2014          Aaa/NR              467,055
                          (Insured: FGIC)
800,000                   Lancaster County Capital Appreciation Series B, 0% due 5/1/2015           Aaa/NR              451,728
                          (Insured: FGIC)
785,000                   Lehigh County General Purpose Shepard Rehab. Hospital, 6.00% due          Aaa/AAA             904,759
                          11/15/2007 (Insured: AMBAC)
800,000                   McKeesport Area School District Series B, 0% due 10/1/2004                NR/A                779,480
2,032,839                 Pennsylvania High Education University Compound Interest Series 14, 0%    Aaa/AAA             571,411
                          due 7/1/2020 (Insured: AMBAC)
500,000                   Pennsylvania State Higher Educational Facility Allegheny Delaware         Aaa/AAA             560,275
                          Valley Obligation A, 5.60% due 11/15/2009 (Insured: MBIA)
725,000                   Philadelphia Water & Sewer Revenue 10th Series, 7.35% due 9/1/2004        Aaa/AAA             763,918
                          (ETM)*
Rhode Island              (0.90%)
1,840,000                 Providence Series C, 5.50% due 1/15/2011 (Insured: FGIC)                  Aaa/AAA             2,095,484
1,000,000                 Rhode Island Health & Education Building Refunding, 6.00% due 8/1/2014    NR/AAA              1,115,680
                          (Credit Support: FHA)
1,065,000                 Rhode Island Health and Education Building Refunding Higher Education     NR/AA               1,137,015
                          State University, 5.00% due 3/15/2014 (Insured: Radian)
South Dakota              (0.20%)
1,000,000                 South Dakota Housing Development Authority Homeownership Series B,        Aa1/AAA             1,065,130
                          4.85% due 5/1/2009
Tennessee                 (0.90%)
2,000,000                 Chattanooga Hamilton County Refunding, 5.375% due 10/1/2004 (Erlanger     Aaa/AAA             2,116,680
                          Medical Center Project; Insured: FSA)
2,000,000                 Knox County Health, 4.90% due 6/1/2031 put 6/1/2011 (FNMA                 NR/AAA              2,139,780
                          Collateralized)
Texas                     (16.50%)
500,000                   Austin Texas Utility Systems Revenue Refunding Comb Series A, 5.75% due   Aaa/AAA             512,465
                          11/15/2013 (Insured: MBIA)
1,250,000                 Bexar County Health Facilities Development Corp., 6.125% due 7/1/2022     NR/BBB-             1,269,825
                          (Army Retirement Residence Project)
600,000                   Bexar County Housing Finance Corp., 5.50% due 1/1/2016 (Insured: MBIA)    Aaa/NR              640,542
1,035,000                 Bexar County Housing Finance Corp., 5.70% due 1/1/2021 (Insured: MBIA)    Aaa/NR              1,093,881
2,000,000                 Bexar County Housing Finance Corp., 6.50% due 12/1/2021                   A3/NR               1,953,360
1,200,000                 Bexar County Housing Finance Corp. Multi Family Housing, 5.40% due        Aaa/NR              1,304,520
                          8/1/2012 (Dymaxion & Marrach Park Apts. A Project; Insured: MBIA)
1,270,000                 Bexar County Housing Finance Corp. Multi Family Housing, 5.95% due        Aaa/NR              1,371,816
                          8/1/2020 (Dymaxion & Marrach Park Apts. A Project; Insured: MBIA)
975,000                   Bexar County Housing Finance Corp. Series A, 5.875% due 4/1/2014 (Honey   Aaa/NR              1,071,184
                          Creek Apartments Project; Insured: MBIA)
800,000                   Bexar County Housing Finance Corp. Series A, 6.125% due 4/1/2020 (Honey   Aaa/NR              871,376
                          Creek Apartments Project; Insured: MBIA)
2,800,000                 Birdville Independent School District Refunding, 0% due 2/15/2012 (PSF    Aaa/AAA             1,939,112
                          Guaranteed)
1,130,000                 Carroll Independent School District Capital Appreciation Refunding, 0%    Aaa/AAA             803,181
                          due 2/15/2011 (PSF Guaranteed)
5,000,000                 Coppell Independent School District Capital Appreciation Refunding, 0%    NR/AAA              3,012,800
                          due 8/15/2013 (PSF Guaranteed)
1,100,000                 De Soto Texas Independent School District Refunding, 5.125% due           NR/AAA              1,103,113
                          8/15/2017 (PSF Guaranteed)
3,360,000                 Duncanville Independent School District Capital Appreciation Refunding    Aaa/AAA             2,073,389
                          Series B, 0% due 2/15/2014 (ETM)*
3,000,000                 Duncanville Independent School District Capital Appreciation Refunding    Aaa/AAA             1,551,390
                          Series B, 0% due 2/15/2016 (PSF Guaranteed)
3,750,000                 El Paso Independent School District Capital Appreciation Refunding, 0%    Aaa/AAA             2,730,525
                          due 8/15/2010 (PSF Guaranteed)
2,500,000                 El Paso Independent School District Capital Appreciation Refunding, 0%    Aaa/AAA             1,721,675
                          due 8/15/2011 (PSF Guaranteed)
2,460,000                 Ennis Independent School District Refunding, 0% due 8/15/2012 (PSF        Aaa/NR              1,632,825
                          Guaranteed)
2,490,000                 Ennis Independent School District Refunding, 0% due 8/15/2013 (PSF        Aaa/NR              1,565,712
                          Guaranteed)
2,525,000                 Ennis Independent School District Refunding, 0% due 8/15/2014 (PSF        Aaa/NR              1,477,579
                          Guaranteed)
1,000,000                 Fort Worth Water & Sewer Revenue, 5.25% due 2/15/2009                     Aa2/AA              1,120,800
1,375,000                 Gulf Coast Center Revenue, 6.75% due 9/1/2020 (Mental Health              NR/BBB+             1,451,849
                          Retardation Center Project)
2,000,000                 Harris County Houston Sports Capital Appreciation Senior Lien Series G,   Aaa/AAA             930,280
                          0% due 11/15/2018 (Insured: MBIA)
6,245,000                 Hays Consolidated Independent School District Capital Appreciation, 0%    Aaa/AAA             3,856,850
                          due 8/15/2013 (PSF Guaranteed)
880,000                   Houston Water Conveyance System Contract Certificate of Participation     Aaa/AAA             964,735
                          Series F, 7.20% due 12/15/2004 (Insured: AMBAC)
470,000                   Irving Hospital Authority Series B, 5.80% due 7/1/2009 (Irving            Aaa/AAA             494,887
                          Healthcare Systems Project; Insured: FSA)
1,500,000                 Irving Waterworks & Sewer Revenue Refunding & Improvement, 5.375% due     Aa2/AA              1,659,420
                          8/15/2014
2,000,000                 Leander Independent School District Unlimited Tax School Building &       Aaa/NR              1,931,100
                          Refunding Series 1992, 0% due 8/15/2005 (PSF Guaranteed)
1,420,000                 Mesquite Independent School District Refunding, 0% due 8/15/2012 (PSF     NR/AAA              929,305
                          Guaranteed)
1,000,000                 Midlothian Independent School District Capital Appreciation Refunding,    Aaa/NR              692,540
                          0% due 2/15/2012 (PSF Guaranteed)
400,000                   Midtown Redevelopment Authority Tax, 5.50% due 1/1/2004 (Insured:         NR/AA               411,816
                          Radian)
735,000                   Midtown Redevelopment Authority Tax, 6.00% due 1/1/2012 (Insured:         NR/AA               825,309
                          Radian)
500,000                   Midtown Redevelopment Authority Tax, 6.00% due 1/1/2013 (Insured:         NR/AA               556,180
                          Radian)
500,000                   North Central Texas Health Facility Development, 5.50% due 4/1/2005       Aaa/AAA             536,590
                          (Zale Lipshy University Hospital Project; Insured: FSA)
2,400,000                 North Central Texas Health Facility Development Series B, 5.75% due       Aaa/AAA             2,716,008
                          2/15/2015 (Insured: MBIA)
1,000,000                 Pharr San Juan Alamo Independent Building, 5.75% due 2/1/2013 (PSF        Aaa/AAA             1,136,700
                          Guaranteed)
2,000,000                 Sabine River Authority Pollution Refunding Series A, 5.50% due 5/1/2022   Baa2/BBB            1,944,000
                          put 11/1/2011 (TXU Electric Co. Project)
3,000,000                 Sam Rayburn Texas Municipal Power Agency Refunding, 6.00% due 10/1/2016   Baa2/BBB-           3,205,950
1,775,000                 Stafford Economic Development, 6.00% due 9/1/2017 (Insured: FGIC)         Aaa/AAA             2,085,376
715,000                   Tarrant County Health Facilities, 6.00% due 9/1/2004 (Harris Methodist    Aaa/AAA             763,162
                          Health Systems Project; Insured: AMBAC) (ETM)*
3,500,000                 Tarrant County Health Facilities, 6.625% due 11/15/2020                   A3/A-               3,787,140
                          (Adventist/Sunbelt)
2,500,000                 Texarkana Health Facilities Hospital Refunding Series A, 5.75% due        Aaa/AAA             2,864,375
                          10/1/2011 (Insured: MBIA)
500,000                   Texarkana Texas Health Facilities Hospital Refunding Series A, 5.75%      Aaa/AAA             569,480
                          due 10/1/2009 (Wadley Regional Medical Center Project; Insured: MBIA)
1,000,000                 Texas State Capital Appreciation Refunding Superconducting Series C, 0%   Aaa/AAA             989,190
                          due 4/1/2004 (ETM)*
1,000,000                 Texas State Turnpike Authority Central Turnpike Systems Bond              Aa3/AA              1,104,150
                          Anticipation Notes Second Tier, 5.00% due 6/1/2007
3,000,000                 Travis County Health Facilities Development  Series A, 6.25% due          Aaa/AAA             3,620,010
                          11/15/2014 (Ascension Health Project; Insured: MBIA)
2,000,000                 Travis County Health Facilities Development Series A, 5.75% due           Aaa/AAA             2,263,140
                          11/15/2010 (Ascension Health Project; Insured: MBIA)
600,000                   Upper Trinity Regional Water District Regional Treated Water Supply       Aaa/AAA             729,990
                          Systems Series A, 7.125% due 8/1/2008 (Insured: FGIC)
870,000                   Waco Health Facilities Development Corp. Series A, 6.00% due 11/15/2015   Aa2/AAA             1,039,119
                          pre-refunded 11/15/2009 (Ascension Health)
1,050,000                 Waco Health Facilities Development Corp. Series A, 6.00% due 11/15/2016   Aa2/AAA             1,254,110
                          pre-refunded 11/15/2009 (Ascension Health)
500,000                   West Harris County Municipal Utility Refunding, 6.00% due 3/1/2017        NR/AA               560,790
                          (Insured: Radian)
Utah                      (1.30%)
1,085,000                 Salt Lake City Municipal Building Series B, 5.30% due 10/15/2012          Aaa/AAA             1,206,846
                          (Insured: AMBAC)
595,000                   Utah Board Regents Auxiliary Refunding Series A, 5.25% due 5/1/2013       NR/AA               657,844
1,000,000                 Utah County Municipal Building Authority, 5.50% due 11/1/2016 (Insured:   Aaa/NR              1,108,800
                          AMBAC)
1,425,000                 Utah Housing Finance Agency, 6.05% due 7/1/2016 (Credit Support: FHA)     NR/AAA              1,472,965
445,000                   Utah Housing Finance Agency Single Family Mortgage D-2 Class I, 5.85%     Aa2/AA              466,752
                          due 7/1/2015
940,000                   Utah Water Finance Agency Revenue Pooled Loan Financing Program Series    Aaa/NR              1,036,735
                          A, 5.00% due 10/1/2012 (Insured: AMBAC)
Virginia                  (4.10%)
2,000,000                 Alexandria Industrial Development Authority, 5.90% due 10/1/2020          Aaa/AAA             2,292,960
                          (Insured: AMBAC)
1,500,000                 Alexandria Industrial Development Authority Institute For Defense         Aaa/AAA             1,762,260
                          Analyses Series A, 6.00% due 10/1/2014 (Insured: AMBAC)
1,590,000                 Alexandria Industrial Development Authority Institute For Defense         Aaa/AAA             1,866,135
                          Analyses Series A, 6.00% due 10/1/2015 (Insured: AMBAC)
500,000                   Arlington County Industrial Development, 6.30% due 7/1/2016               NR/A                516,335
2,000,000                 Capital Region Airport Commission Virginia Refunding Series B, 8.125%     Aaa/AAA             2,194,700
                          due 7/1/2014 (Insured: AMBAC)
1,000,000                 Fauquier County Industrial Development Authority, 5.50% due 10/1/2016     NR/AA               1,098,710
                          (Insured: Radian)
2,000,000                 Hampton Redevelopment Housing Authority Multi Family Housing Refunding    Baa1/A1+            2,068,360
                          Series 1994, 7.00% due 7/1/2024 put 7/1/2004 (Chase Hampton Apartments
                          Project; LOC: Credit Suisse)
795,000                   Hanover County Industrial Development Authority Medical Facilities        Aaa/AAA             797,838
                          Revenue, 6.00% due 10/1/2021 (Insured: MBIA) (ETM)*
1,635,000                 Norton Industrial Development Authority Hospital Refunding, 6.00% due     NR/A                1,839,212
                          12/1/2014 (Norton Community Hospital Project; Insured: ACA)
2,095,000                 Spotsylvania County Industrial Development, 6.00% due 9/1/2019 put        NR/NR               2,194,135
                          9/1/2008 (Walter Grinders Project; LOC: Deutsche Bank)
2,000,000                 Suffolk Redevelopment Housing Authority MFHR, 7.00% due 7/1/2024 put      Baa2/NR             2,038,920
                          7/1/2004 (Chase Heritage @ Dulles Project)
500,000                   Virginia College Building Authority, 5.55% due 11/1/2019 put 11/1/2004    Aa1/AA              531,920
                          @ 100 (University Richmond Project)
Washington                (5.90%)
1,500,000                 Benton County Public Utility District Refunding Series A, 5.625% due      Aaa/AAA             1,709,805
                          11/1/2012 (Insured: FSA)
1,000,000                 Bremerton Water & Sewer Improvement Revenue Series B, 6.00% due           Aaa/AAA             1,019,880
                          9/1/2003 (Insured: FGIC)
2,000,000                 Energy Northwest Washington Electric Revenue Refunding Series A, 5.375%   Aaa/AAA             2,226,060
                          due 7/1/2013 (Project Number 1; Insured: FSA)
1,000,000                 Energy Northwest Washington Wind Project Series A, 5.60% due 7/1/2015     Baa1/NR             1,024,720
745,000                   Energy Northwest Washington Wind Project Series B, 5.10% due 7/1/2009     Baa1/NR             778,763
415,000                   Grant County Public Utility District-2 Wanapum Hydro Electric Revenue     Aaa/AAA             461,073
                          Series C, 6.00% due 1/1/2006 (Insured: AMBAC)
1,200,000                 Pilchuck Development Public Corp. IDRB Series 1993, 6.25% due 8/1/2010    Aa2/NR              1,207,464
                          (Little Neck Properties Project; LOC: U.S. Bancorp)
750,000                   Tacoma Electric Systems Revenue Series A, 5.50% due 1/1/2012 (Insured:    Aaa/AAA             846,383
                          FSA)
1,350,000                 University of Washington Revenue Refunding, 5.25% due 8/15/2009           Aaa/AAA             1,501,510
                          (University of Washington Medical Center Project; Insured: MBIA)
2,690,000                 Washington Health Care Facilities, 5.50% due 12/1/2010 (Insured: MBIA)    Aaa/AAA             3,005,833
1,735,000                 Washington Health Care Facilities, 6.00% due 12/1/2014 (Insured: MBIA)    Aaa/AAA             1,970,787
1,945,000                 Washington Health Care Facilities, 6.00% due 12/1/2015 (Insured: MBIA)    Aaa/AAA             2,206,077
1,500,000                 Washington Health Care Facilities Refunding, 6.375% due 10/1/2010         Aaa/AAA             1,768,020
                          (Insured: FGIC)
1,025,000                 Washington Health Care Facilities Sea Mar Community Health Center,        Aa3/NR              1,087,351
                          5.60% due 1/1/2018 (LOC: U.S. Bancorp)
500,000                   Washington Nonprofit Housing, 5.60% due 7/1/2011 (Kline Galland Center    NR/AA               547,870
                          Project; Insured: Radian)
1,000,000                 Washington Nonprofit Housing, 5.875% due 7/1/2019 (Kline Galland Center   NR/AA               1,073,770
                          Project; Insured: Radian)
1,000,000                 Washington Public Power Supply Capital Appreciation Refunding Series B,   Aa1/AA-             711,140
                          0% due 7/1/2011
3,030,000                 Washington Public Power Supply Refunding Series A, 5.00% due 7/1/2011     Aaa/AAA             3,285,914
                          (Insured: FSA)
960,000                   Washington Public Power Supply System, 0% due 7/1/2010 (Project 3)        Aa1/AA-             722,698
Wisconsin                 (0.70%)
115,000                   Bass Lake PCRB, 6.50% due 4/1/2005 (Johnson Timber Corp. Project; SBA     NR/NR               115,620
                          Guaranty)
1,000,000                 Wisconsin Health & Educational Facilities, 5.75% due 8/15/2020 (Eagle     NR/AA               1,057,090
                          River Memorial Hospital Inc. Project; Insured: Radian)
2,000,000                 Wisconsin Housing & Economic Development Housing Series A, 5.875% due     Aaa/AAA             2,141,700
                          11/1/2016 (Insured: AMBAC)
Other                     (0.60%)
3,750,000                 Steventon Parsonage LLC, 0% due 10/1/2009 (b)                             NR/NR               2,625,000

                          TOTAL INVESTMENTS  (100%) (Cost $435,078,769)                                             $ 463,712,945

+ Credit ratings are unaudited.
* Escrowed to maturity
(a) Bond in default,
    non income-producing security.
See notes to financial statements.





Thornburg Intermediate Municipal Fund

March 31, 2003

Index Comparison
Compares performance of Intermediate Municipal Fund, the Merrill Lynch Municipal Bond (7-12 year) Index and the Consumer Price Index, for periods ending March 31, 2003. On March 31, 2003, the weighted average securities ratings of the Index and the Fund were AA and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 9.5 years and 8.4 years, respectively. Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

Thornburg Intermediate Municipal Fund Class A Total Returns, Since July 31, 1991, versus Merrill Lynch 7-12 Year Municipal Index and Consumer Price Index (C.P.I.)

ML Muni 7-12 yrs
 Fund A Shares
 CPI

Class A Shares
Average Annual Total Returns
(periods ending 3/31/03)(at max. offering price)

One year:                           6.28%
Five years:                         4.18%
Ten years:                          5.22%
Since inception: (7/22/91):         6.01%

Thornburg Intermediate Municipal Fund Class C Total Returns, Since Inception, versus Merrill Lynch 7-12 Year Municipal Index and Consumer Price Index (C.P.I.)

ML Muni 7-12 yrs
 Fund C Shares
 CPI

Class C Shares
Average Annual Total Returns
(periods ending 3/31/03)

One year:                          8.07%
Five years:                        4.19%
Since inception: (9/1/94):         5.01%

Thornburg INTERMEDIATE municipal fund national portfolio A shares Outperformed Tax-Free Money Market Funds
(unaudited)

Class I Shares
Average Annual Total Returns (periods ending 3/31/03)

One year:         8.90%
Five years:       4.92%
Since inception (7/5/96):  5.66%


Thornburg INTERMEDIATE municipal fund national portfolio I shares Outperformed Tax-Free Money Market Funds
(unaudited)


Investors sometimes ask us to compare Intermediate Municipal Fund to money market fund returns. These investments have certain differences, and investors in Intermediate Municipal Fund took more risk than money market fund investors to earn their higher returns.

Return from a hypothetical $10,000 investment 3/31/93 through 3/31/03 (after sales charges and fund expenses)

Lipper Tax-free Money
Market Fund Average                 $  3,031

Thornburg Intermediate
Municipal Fund Nat'l Portfolio      $  6,628

The chart above is for the Fund's Class A Shares only. Class C and Class I Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, five years, ten years, and since inception for each class of shares of the Fund.

Note 1: Future increases, if any, of any of these investments may bear no relationship to prior increases. Quotations for the money fund averages are based upon 30-day yield quotations for tax-exempt money funds as sourced from the " Lipper Tax-free Money Market Average" for the months covered by this analysis. The increase for the Class A Shares of Intermediate Municipal Fund - National Portfolio is based upon the dividends paid for the months covered by this analysis, the beginning offering price at $13.19 per share and the ending NAV at $13.54 per share. These investments returned the $10,000 initial investment in addition to the amounts shown above.

Note 2: This analysis does not take into account the effect, if any, caused by state and local income taxes. The portion of the increase, if any, of Intermediate Municipal Fund representing appreciation of the share price is assumed to be taxed at a 20% federal tax rate. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in this money fund average.

Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Intermediate Municipal Fund invests in short-to-intermediate maturity municipal obligations. The net asset value of the money funds did not fluctuate. The net asset value of the Class A Shares of THIMX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.

Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. Intermediate Municipal Fund also declares dividends daily and pays them monthly.

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

www.thornburg.com

This report is submitted for the general information of shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.